Ordinary Shares	12 Months Ended
Nov. 30, 2023
Ordinary Shares [Abstract]
ORDINARY SHARES
14.	ORDINARY SHARES

The Company was established under the laws of British Virgin Islands on July 5, 2018. The authorized number of Ordinary Shares was 50,000 shares with a par value of US$1.0.

On November 6, 2021, the shareholders of the Company resolved to create an additional 500,000,000 of the authorized Ordinary Shares with a par value of US$0.00001 (the “Increase in Share Capital”). Following the Increase in Share Capital, on November 7, 2021, the Company newly issued 11,250,000 Ordinary Shares with a par value of US$0.00001 (the “Shares Issued”). Following the Shares Issued, the Company repurchased and cancelled 50,000 of the outstanding Ordinary Shares with a par value of US$1.0 issued and outstanding as of November 30, 2020 as well as cancelled 50,000 of the authorized Ordinary Shares with a par value of US$1.0.

The Company considered the above transactions as a 10,000-for-1 split of its Ordinary Shares and deemed the cancellation of 50,000 original Ordinary Shares with par value of US$1.0 and the new issuance of 11,250,000 Ordinary Shares with par value of US$0.00001 were part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the share split.

On March 7, 2022, the Company’s board of directors approved and declared a dividend of HK$15,000,000 payable to its shareholders, of which HK$12,699,814 was offset against the amount due from director and related party as of November 30, 2021 and the remaining HK$2,300,186 was paid in cash on March 16, 2022. The dividend per share was HK$1.33.